Financial Obligations (Details) - PEN (S/)			1 Months Ended	12 Months Ended
	Jan. 08, 2019	Feb. 01, 2013	Nov. 26, 2018	Dec. 31, 2020	Dec. 31, 2019
Financial Obligations (Details) [Line Items]
Maturity rate, current					4.64%
Description of senior notes	the issuance of senior notes in soles in the local market up to the maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of Pacasmayo, whose purpose was to settle the mid-term loans described in previous paragraph. On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688% per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844% per year and maturity of 15 years.	the Company issued Senior Bonds with a face value of US$300,000,000, with a nominal annual interest rate of 4.50%, and maturity in 2023, obtaining total net proceeds of US$293,646,000 (S/762,067,000).	the Company acquired senior notes for an amount of US$168,388,000. Consequently, as of December 31, 2018 senior notes balance in US dollars was US$131,162,000 (S/476,962,000). To finance this acquisition, the Company obtained medium-term promissory notes from Banco de Crédito del Perú (bridge loans) for a total of S/580,769,000, which were canceled with the issue of senior notes denominated in Soles in January 2019, as explained bellow.	the Company’s Management considers that it is not necessary to continue with all of the derivative financial instruments to hedge those liabilities. Consequently, during December 2019, the Company settled US$150,000,000 of a total of US$300,000,000. The loss obtained from this settlement amounted to S/34,887,000, which is presented in the cumulative net loss on settlement of derivative financial instruments caption in the consolidated statement of profit and loss for the year ended December 31, 2018.
Description of financial covenants ratio				The fixed charge covenant ratio would be at least 2.5 to 1. -The consolidated debt-to-EBITDA ratio would be no greater than 3.5 to 1.
Interest on senior notes				S/ 60,857,000	S/ 56,081,000
Bottom of range [member]
Financial Obligations (Details) [Line Items]
Maturity rate, current				2.20%	2.35%
Top of range [member]
Financial Obligations (Details) [Line Items]
Maturity rate, current				2.62%	3.36%